Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
NOTE 7 - Stockholders' Equity

Preferred Stock

The Company's articles of incorporation authorize the Company to issue up to 40,000,000 shares of $0.0001 par value, preferred shares having preferences to be determined by the board of directors for dividends, and liquidation of the Company's assets. Of the 40,000,000 preferred shares the Company is authorized by its articles of incorporation to issue up to 3,000,000 Series AA preferred shares.

As of June 30, 2015, the Company had no shares of Preferred Stock outstanding.

Common Stock

As of June 30, 2015, the Company has 70,776,884, $0.0001 par value, shares of common stock outstanding. The Company's articles of incorporation authorize the Company to issue up to 300,000,000 shares of $0.0001 par value, common stock. The holders are entitled to one vote for each share on matters submitted to a vote to shareholders, and to share pro rata in all dividends payable on common stock after payment of dividends on any preferred shares having preference in payment of dividends.

During the six months ended June 30, 2015, the Company issued the following common stock:

On January 1, 2015, the Company issued an aggregate of 120,000 shares of Common Stock to two consultants of the Company pursuant to the Company’s Equity Incentive Plan at a price of $0.30 per share.

On January 31, 2015, the Company issued an aggregate of 44,526 shares of Common Stock to six employees of the Company pursuant to the Company’s Equity Incentive Plan at a price of $0.30 per share.

On February 17, 2015, the Company issued an aggregate 11,021,170 shares of Common Stock to eighteen accredited investors and one non-accredited investor for cash at a price of $0.325 per share in connection with the completion of a private placement offering.

On February 28, 2015, the Company issued an aggregate of 56,166 shares of Common Stock to five employees of the Company pursuant to the Company’s Equity Incentive Plan at a price of $0.30 per share.

On February 28, 2015, the Company issued an aggregate of 24,404 shares of Common Stock to two former employees of the Company as severance pay at a price of $0.28 per share.

On February 28, 2015, the Company issued an aggregate of 26,786 shares of Common Stock to the CEO of the Company pursuant to his consulting agreement at a price of $0.28 per share.

On March 4, 2015, the Company retired 17 shares of Common Stock per a shareholder’s request.

On March 31, 2015, the Company issued an aggregate of 55,000 shares of Common Stock to five directors of the Company pursuant to the Company’s FY2015 Director Compensation Plan at a price of $0.25 per share.

On March 31, 2015, the Company issued an aggregate of 54,282 shares of Common Stock to five employees of the Company pursuant to the Company’s Equity Incentive Plan at a price of $0.30 per share.

On March 31, 2015, the Company issued an aggregate of 30,000 shares of Common Stock to the CEO of the Company pursuant to his consulting agreement at a price of $0.25 per share.

On April 9, 2015, the Company issued an aggregate of 999,667 shares of Common Stock to one accredited investor in connection with the cashless exercise of 1,000,000 warrants at an exercise price of $0.0001.

On April 30, 2015, the Company issued an aggregate of 40,082 shares of Common Stock to six employees of the Company pursuant to the Company’s Equity Incentive Plan at a price of $0.24 per share.

On April 30, 2015, the Company issued an aggregate of 32,609 shares of Common Stock to the CEO of the Company pursuant to his consulting agreement at a price of $0.23 per share.

On May 31, 2015, the Company issued an aggregate of 40,174 shares of Common Stock to six employees of the Company pursuant to the Company’s Equity Incentive Plan at a price of $0.24 per share.

On May 31, 2015, the Company issued an aggregate of 31,250 shares of Common Stock to the CEO of the Company pursuant to his consulting agreement at a price of $0.24 per share.

On June 30, 2015, the Company issued an aggregate of 40,090 shares of Common Stock to six employees of the Company pursuant to the Company’s Equity Incentive Plan at a price of $0.24 per share.

On June 30, 2015, the Company issued an aggregate of 87,662 shares of Common Stock to six directors of the Company pursuant to the Company’s FY2015 Director Compensation Plan at a price of $0.18 per share.

On June 30, 2015, the Company issued an aggregate of 39,474 shares of Common Stock to the CEO of the Company pursuant to his consulting agreement at a price of $0.19 per share.

Summary:

Share-Based Compensation

As of June 30, 2015, the Company had 1,036,771 common shares reserved for future issuance under the Company's stock plans.

	Number of Common Shares Issued	Value of Common Shares and Vested Options
Common Shares for Cash, net	11,021,170	$3,547,048
Share-Based Compensation	722,487	$630,100
Warrants Exercised	999,667	$-

Preferred Stock

The Company's articles of incorporation authorize the Company to issue up to 40,000,000 shares of $0.0001 par value, preferred shares having preferences to be determined by the board of directors for dividends, and liquidation of the Company's assets. Of the 40,000,000 preferred shares the Company is authorized by its articles of incorporation to issue up to 3,000,000 Series AA preferred shares. As discussed in Note 10, the 2,342,750 shares of Series AA Preferred stock were converted to common stock on March 14, 2014. As of December 31, 2014, there are no shares of Series AA Preferred stock outstanding and no accrued dividends payable.

As of December 31, 2013, the Company had 2,342,750 Series AA preferred shares issued and outstanding. Please see the description of the features and issuance of the Series AA preferred stock in Note 10. As of December 31, 2013, the accrued dividends payable on the Series AA preferred stock was approximately $30.

Common Stock

As of December 31, 2014, the Company has 58,033,560, shares of common stock outstanding. The Company's articles of incorporation authorize the Company to issue up to 300,000,000 shares of $0.0001 par value, common stock. The holders are entitled to one vote for each share on matters submitted to a vote to shareholders, and to share pro rata in all dividends payable on common stock after payment of dividends on any preferred shares having preference in payment of dividends.

For the year ended December 31, 2014, the Company issued the following common stock:

	Number of Common	Value
	Shares Issued	Recorded
Common Shares for Acquisition	204,750	$210,913
Share-Based Compensation	47,606	$2,046,074
Common Shares for Series AA Conversion	2,605,513	$1,171,375
Warrants and Options Exercised	6,340,775	$3,072,170

Cash received from shares issued through equity financing during the year ended December 31, 2014, was $3,072,170, net of $62,144 of stock issuance costs. Please refer to the information regarding warrant exercises in 2014 in Note 12 for further information related to this equity financing.

For the year ended December 31, 2013, the Company issued the following common stock:

	Number of Common	Value
	Shares Issued	Recorded
Common Shares for Acquisition	835,810	$1,118,173
Common Shares for Goods and Services	793,679	$553,360
Common Shares for Convertible Note	940,000	$470,000
Common Shares for Cash	9,357,578	$8,178,471
Warrants and Options Exercised	757,864	$-

Cash received from shares issued under private placements during the year ended December 31, 2013, was $8,178,471, net of $367,915 of stock issuance costs.

We account for share based payments for goods and services to non-employees in accordance with ASC Subtopic 505-50 that requires that all such payments shall be measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measured. In order to evaluate whether the fair value of consideration received or the fair value of equity instruments issued is more reliable, we calculate the fair value of each. Primarily we have had contractual obligations owed and goods and services related to working capital exchanged for units in our private placements at their issue price to the public.

To determine the fair value of shares issued for acquisitions, we used the fair value determined by using the average closing price from the preceding five days up to the transaction closing date on the OTCQB Market.

The common shares were issued pursuant to Section 4(2) and Rule 506 of Regulation D promulgated thereunder because such purchasers represented that they were "accredited investors" as such term is defined under the Securities Act and the sale did not involve any form of general solicitation or general advertising. The investors made investment representations that the shares were taken for investment purposes and not with a view to resale. The shares of common stock issued are restricted under Rule 144 promulgated under the Securities Act.

Share-Based Compensation

As of December 31, 2014 the Company had 1,584,928 common shares reserved for future issuance under the Company's stock plans (See Note 12).